Significant Transactions - Additional information (Detail) - Canadian Costco Credit Card Portfolio [member] - CAD ($) $ in Millions	3 Months Ended
	Oct. 31, 2022	Mar. 04, 2022
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 3,100
Outstanding Credit Card Receivables To Be Acquired		2,900
Outstanding credit card receivables acquired fair value		$ 2,800
Acquistion through business combination intangible assets other than goodwill	$ 236